Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2040 Portfolio℠
March 31, 2025
VIPIFF2040-NPRT1-0525
1.9909103.101
Bond Funds - 14.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	25,916	239,979
Fidelity International Bond Index Fund (a)	10,918	101,317
Fidelity Long-Term Treasury Bond Index Fund (a)	144,963	1,380,047
VIP High Income Portfolio - Investor Class (a)	42,624	200,332
VIP Investment Grade Bond II Portfolio - Investor Class (a)	51,616	488,802
TOTAL BOND FUNDS (Cost $2,420,241)		2,410,477

Domestic Equity Funds - 47.1%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	26,071	1,370,018
VIP Equity Income Portfolio - Investor Class (a)	41,420	1,118,353
VIP Growth & Income Portfolio - Investor Class (a)	51,037	1,531,633
VIP Growth Portfolio - Investor Class (a)	26,087	2,266,436
VIP Mid Cap Portfolio - Investor Class (a)	10,578	349,802
VIP Value Portfolio - Investor Class (a)	44,023	778,321
VIP Value Strategies Portfolio - Investor Class (a)	27,811	385,455
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,931,061)		7,800,018

International Equity Funds - 38.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	165,874	2,020,346
VIP Overseas Portfolio - Investor Class (a)	162,111	4,326,741
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,021,715)		6,347,087

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $16,373,017)	16,557,582
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	16,557,583

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	193,554	47,334	9,624	-	196	8,519	239,979	25,916
Fidelity International Bond Index Fund	307,584	43,166	250,748	-	(48)	1,363	101,317	10,918
Fidelity Long-Term Treasury Bond Index Fund	1,073,284	321,375	58,898	11,361	(516)	44,802	1,380,047	144,963
VIP Contrafund Portfolio - Investor Class	1,132,672	372,403	24,240	36,610	(1,080)	(109,737)	1,370,018	26,071
VIP Emerging Markets Portfolio - Investor Class	1,750,108	368,023	217,466	-	(2,978)	122,659	2,020,346	165,874
VIP Equity Income Portfolio - Investor Class	924,249	207,049	35,918	7,227	(1,693)	24,666	1,118,353	41,420
VIP Growth & Income Portfolio - Investor Class	1,268,079	311,233	29,840	13,035	(1,115)	(16,724)	1,531,633	51,037
VIP Growth Portfolio - Investor Class	1,877,156	622,804	26,926	23,058	(3,206)	(203,392)	2,266,436	26,087
VIP High Income Portfolio - Investor Class	164,134	40,855	5,036	368	1	378	200,332	42,624
VIP Investment Grade Bond II Portfolio - Investor Class	110,823	374,788	4,481	78	(17)	7,689	488,802	51,616
VIP Mid Cap Portfolio - Investor Class	290,983	102,929	8,013	13,608	(686)	(35,411)	349,802	10,578
VIP Overseas Portfolio - Investor Class	3,451,469	875,330	169,685	40,515	(10,535)	180,162	4,326,741	162,111
VIP Value Portfolio - Investor Class	649,468	190,001	13,787	25,664	(1,008)	(46,353)	778,321	44,023
VIP Value Strategies Portfolio - Investor Class	322,819	100,404	3,432	6,145	(254)	(34,082)	385,455	27,811
	13,516,382	3,977,694	858,094	177,669	(22,939)	(55,461)	16,557,582

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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